Related-party Transactions - Schedule of Disposal of Property, Plant and Equipment in Related Party Transactions (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others		$ 170,880	$ 6,408,057	$ 1,149,649
Gains on disposals of property, plant and equipment and others		106,546	1,923,044	330,814
Others [member] | Property, Plant and Equipment [Member]
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others	[1]	835	0	3,352
Gains on disposals of property, plant and equipment and others	[1]	$ 72	$ 0	$ 2,212

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.